SHAREHOLDERS DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAREHOLDERS DEFICIT
NOTE 6 - SHAREHOLDERS' DEFICIT

6. SHAREHOLDERS’ DEFICIT

Authorized shares

As of June 30, 2021 and December 31, 2020, the Company authorized two classes of stock; 500,000,000 shares of common stock at par value of $0.001 and 175,000,000 Class A preferred stock at par value of $0.001.

On April 13, 2021, the Company entered into a Stock Purchase Agreement with Leung Tin Lung David, the Company’s sole director, President and Chief Executive Officer, and majority stockholder, pursuant to which the Company sold to Mr. Leung one share of Series A Preferred Stock in exchange for 169,000,000 shares of common stock of the Company. The Company subsequently canceled and returned to its authorized capital stock the 169,000,000 shares of common stock purchased from Mr. Leung.

For the three months ended June 30, 2021, the Company issued 150,000 shares of common stock to SEC counsel for legal service at the current market price of $0.2781 per share, totaling $41,715.

Issued and outstanding shares

As of June 30, 2021 and December 31, 2020, 1 and 0 preferred shares issued and outstanding.

As of June 30, 2021 and December 31, 2020, 171,418,500 and 340,268,500 common shares issued and outstanding.